SHARE-BASED PAYMENT (Tables)	6 Months Ended
Jun. 30, 2025
SHARE-BASED PAYMENT
Schedule of restricted shares granted to employees and directors

		Weighted
		average
		grant date	Aggregated
	Number of	fair value per	intrinsic
	options	share	value
		US$	US$

Outstanding, January 1, 2024	40,318,000	0.03	2,032
Granted	38,644,400	0.03	1,070
Forfeited	—	—	—
Exercised	(40,318,000)	0.03	1,201
Outstanding, December 31, 2024	38,644,400	0.03	974
Granted	—	—	—
Forfeited	—	—	—
Exercised	38,644,400	0.03	1,070
Outstanding, June 30, 2025	—	—	—

Schedule of share-based compensation expenses relating to options and restricted shares granted to employees, consultants and directors

	For the six months ended June 30, 2024
	Employees	Directors	Total
	US$	US$	US$

Cost of revenue	172	—	172
General and administrative expenses	754	—	754
Service development expenses	69	—	69

	995	—	995

	For the six months ended June 30, 2025
	Employees	Directors	Total
	US$	US$	US$

General and administrative expenses	818	33	851

	818	33	851

Summary of warrants activity and related information

			Weighted
			Average
	Class A	Weighted Average	Remaining	Aggregate
	Ordinary Shares	Exercise Price	Contractual Life	Intrinsic Value
		US$	(Years)	US$
Outstanding, January 1, 2024	731,333,300	0.17	2.07	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(260,000,000)	0.32	—	—
Exercised	(500,000)	0.06	0.17	—
Outstanding, December 31, 2024	470,833,300	0.08	1.76	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(155,166,650)	0.06	—	—
Exercised	—	—	—	—
Outstanding, June 30, 2025	315,666,650	0.09	2.06	—
Vested and expected to vest at June 30, 2025	315,666,650	0.09	2.06	—
Exercisable at June 30, 2025	315,666,650	0.09	2.06	—